Wayne A. Wirtz
SBC Communications Inc.
175 East Houston Street
San Antonio, Texas 78205

United States Securities and Exchange Commission
450 5th Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

May 3, 2005

Dear Sir or Madam:

In connection with the accompanying Post-Effective Amendment No. 1 to the Registration Statement (File No. 333-118476) on Form S-3 of SBC Communications Inc., please note that certain substantive modifications to the Plan of Distribution section contained in the Prospectus, which is part of such Post-Effective Amendment, have been discussed with Joseph P. Babits and Nina Mojiri-Azad of the Securities and Exchange Commission in early January of 2005.

Sincerely,
/s/ Wayne A. Wirtz
Wayne A. Wirtz